Debt (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013 7001 Dorsey Rd Years	Sep. 30, 2013 Oregon Center
Lowest interest rate on mortgage notes	5.60%
Highest interest rate on mortgage notes	8.60%
Principal payments 2015	$ 4,534
Principal payments 2016	4,616
Principal payments 2017	4,887
Principal payments 2018	4,674
Principal payments 2019	3,885
Principal payments 2020 and subsequent years	22,997
Credit Agreement term years	5
Revolving Credit Agreement	55,000
Revolving credit facility	40,000
Sublimit for standby letters of credit	20,000
Term loan facility	15,000
Revolver interest over LIBOR	1%
Commitment fee	0.15%
Letters of credit issued	5,421
Borrowed under the revolver	17,645
Available for borrowing	31,934
Consolidated retained earnings available for payment of dividends	73,558
Carrying value of collateral on mortgage notes payable	57,146
Mortgage prepayment		7,281	279
Rate of prepayed mortgage		6.12%	7.97%
Early prepayment provision in years		7.5
Prepayment penalty		382	7
Deferred loan costs on early prepayment		$ 175